STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Schedule of Consolidated Financial Statements) (Details)	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2017
Tower One Wireless Corp [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower One Wireless Corp.
Country	Canada
Functional currency	Canadian dollars
Tower Two SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Two SAS
Country	Argentina
Percentage of ownership	100.00%
Functional currency	Argentina Peso
Tower Three SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Three SAS
Country	Colombia
Percentage of ownership	100.00%
Functional currency	Colombian Peso
Tower 3 SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower 3 SA
Country	Argentina
Percentage of ownership	100.00%
Functional currency	Argentina Peso
Innervision SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Innervision SAS
Country	Colombia
Percentage of ownership	90.00%
Functional currency	Colombian Peso
Evolution Technology SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Evolution Technology SA
Country	Argentina
Percentage of ownership	65.00%	65.00%
Functional currency	Argentina Peso
Tower Construction & Technical Services, LLC [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Construction & Technical Services, LLC
Country	USA
Percentage of ownership	70.00%
Functional currency	US dollars
Comercializadora Mexmaken, S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Entites	Comercializadora Mexmaken, S.A. de C.V.
Country	Mexico
Percentage of ownership	90.00%
Functional currency	Mexican Peso